Significant Accounting Policies - Revenue Recognition for Major Categories of Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disaggregation of Revenue [Line Items]
Contract assets	$ 470	$ 557
Services
Disaggregation of Revenue [Line Items]
Deferred income	5,424		$ 5,870
Contract assets	421	$ 471
Unbilled services accounts receivable included in notes and accounts receivable - trade	$ 1,075		$ 1,756
Services | Minimum
Disaggregation of Revenue [Line Items]
Contract term, high end of range	10 years
Services | Maximum
Disaggregation of Revenue [Line Items]
Contract term, low end of range	1 year
Shipping and handling
Disaggregation of Revenue [Line Items]
Deferred income	$ 0
Term License Software
Disaggregation of Revenue [Line Items]
Committed contract term	1 month